Average Annual Total Returns		12 Months Ended	50 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® TR Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	11.18%
60% S&P 500 TR/40% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	60% S&P 500 TR/40% Bloomberg US Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		13.70%	6.80%
McElhenny Sheffield Managed Risk ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		15.78%	9.49%
Performance Inception Date	Nov. 16, 2021
McElhenny Sheffield Managed Risk ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		15.39%	9.09%
McElhenny Sheffield Managed Risk ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		9.40%	7.31%